S-K 1603(a)(7) Direct and Indirect Material Interest Holders - Nathan Leight	Dec. 23, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	sole managing member
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	98.30%